Restructuring and Other Costs - Schedule of Restructuring Charges Related to Active Restructuring Initiatives (Parenthetical) (Details) $ in Millions	12 Months Ended
Sep. 30, 2017 USD ($)
Customer Relationships [Member] | Consumer Packaging [Member]
Restructuring Cost And Reserve [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 17.6